OTHER INCOME, NET (Schedule of Components of Other Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER INCOME, NET
Foreign exchange gains (loss)	$ 619	$ 1,459	$ (190)
Gain from the currency translation adjustment	1,703	38
Tax reversal for expiration of the statute of limitations		807
ESA loan impairment			2,788
ESA loan interest			1,129
Realized investment gain		83	1,529
UiTV loan impairment			(2,250)
Other	654	361	483
Total	$ 2,976	$ 2,748	$ 3,489